Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis of deferred tax
Deferred tax assets		£ (58,362)
Deferred tax liabilities	£ 35,546	31,337
Net deferred tax asset	35,546	(27,025)	£ (26,550)
US
Analysis of deferred tax
Deferred tax assets		(58,362)
Net deferred tax asset		(58,362)	(58,415)
UK
Analysis of deferred tax
Deferred tax liabilities	35,546	31,337
Net deferred tax asset	£ 35,546	£ 31,337	£ 31,865